Share Capital (Details 2) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Total Share-based payments	$ 118	$ 366	$ 301
Consultants [Member]
Disclosure of classes of share capital [line items]
Total Share-based payments	118	351	54
Employees [Member]
Disclosure of classes of share capital [line items]
Total Share-based payments	0	0	2
Directors and Officers [Member]
Disclosure of classes of share capital [line items]
Total Share-based payments	$ 0	$ 15	$ 245